Document And Entity Information	9 Months Ended
Dec. 31, 2021
Document And Entity Information
Document Type	S-4
Entity Registrant Name	Universal Security Instruments, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000102109
Amendment Flag	false